SECURTER SYSTEMS INC.	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
SECURTER SYSTEMS INC.

On February 26, 2019, the Company entered into an agreement with Securter Inc., in terms of which a newly formed corporation, Securter Systems Inc. (“SSI”) would acquire all the assets and liabilities of Securter Inc. Upon incorporation, SSI issued 25,937,594 Class A common shares to the shareholders of Securter Inc. and 100,000 Class B common shares to the Company. Each Class B common share is non-participating and carries 1,000 votes. The Company shall have the right to purchase up to 30.3% Class A common shares of SSI at a price of US$0.23 per share for a total purchase consideration of up to US$3,000,000.

As at December 31, 2019, SSI had 26,064,546 Class A Common Shares issued and outstanding whereby the Company held 126,951 of Class A Shares of SSI. Together with the Company’s holding in Class B common shares, the Company held a voting interest of 79.4% and participating economic interest of 0.49% as at December 31, 2019.

The following is the summarized statement of financial position of Securter Systems Inc. as at December 31, 2019:

$

Current

Assets	79
Liabilities	—

Total Current Net Assets	79

Non-Current

Assets	26,761
Liabilities	(26,565)

Total Non-Current Net Assets	196

Total Net Equity by Shareholders	275

The following is the summarized comprehensive loss of Securter Systems Inc. for the period from inception to the year ended December 31, 2019.

February 26 to December 31, 2019
$

Net Loss	158,843